Debt - Narrative (Details)							3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 30, 2026	Apr. 13, 2026 USD ($)	Aug. 11, 2025	Aug. 08, 2024 USD ($) monthly_installment	Jul. 30, 2024 USD ($)	Jun. 09, 2020 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) quarterly_installment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 08, 2026 USD ($)	Apr. 29, 2026 USD ($)	Dec. 24, 2025 USD ($)
Debt Instrument [Line Items]
Repayments of debt												$ 32,900,000	$ 132,600,000
Loss on debt extinguishment									$ 3,579,000	$ 0
Total debt							$ 1,370,405,000		1,370,405,000		$ 1,298,612,000	1,110,856,000
Income from sale-leaseback transfer of tax benefits							0	$ 0	$ 10,188,000	$ 10,188,000	$ 32,951,000	22,764,000	$ 0
Maximum
Debt Instrument [Line Items]
Imputed interest rate for financing obligation									11.50%		11.50%
Incremental borrowing rate for deferred investment tax credit gain									5.60%		5.60%
Minimum
Debt Instrument [Line Items]
Imputed interest rate for financing obligation									7.20%		7.20%
Incremental borrowing rate for deferred investment tax credit gain									4.50%		4.50%
Trillium Manager LLC | Construction, Revolving and Term Loans
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											2.10%
Total debt							61,614,000		$ 61,614,000		$ 62,975,000	65,758,000
Trillium Manager LLC | Construction, Revolving and Term Loans | Maximum
Debt Instrument [Line Items]
Face amount of debt						$ 100,000,000.0
Term of debt (in years)						2 years
Greenbacker Renewable Energy Corporation (Premium financing agreement) | Premium Financing Loan
Debt Instrument [Line Items]
Face amount of debt				$ 4,700,000			$ 600,000		$ 600,000
Interest rate				6.78%			7.15%		7.15%		7.15%
Payments due, monthly				$ 500,000					$ 200,000
Number of monthly installments (in monthly installments)				9					3
Total debt							$ 349,000		$ 349,000		$ 1,699,000	2,012,000
GRP II Borealis Solar LLC | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									2.50%		2.26%
Total debt							38,184,000		$ 38,184,000		$ 38,752,000	39,429,000
GRP II Borealis Solar LLC | Secured Debt | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)	2.50%
GRP II Borealis Solar LLC | Secured Debt | Maximum
Debt Instrument [Line Items]
Face amount of debt							60,000,000.0		60,000,000.0
Cider Solar Construction Owner LLC | Loans Payable
Debt Instrument [Line Items]
Interest rate					9.75%											14.00%
Interest rate if prepaid, percentage					0.1225
Total debt							$ 0		$ 0		$ 81,000,000	81,000,000
Cider Solar Construction Owner LLC | Loans Payable | Maximum
Debt Instrument [Line Items]
Interest rate							14.00%		14.00%		14.00%
Prepayment premium (discount), percentage					0.2250
Cider Solar Construction Owner LLC | Loans Payable | Minimum
Debt Instrument [Line Items]
Interest rate							12.25%		12.25%		12.25%
Cider Solar Construction Loan Owner LLC
Debt Instrument [Line Items]
Face amount of debt					$ 81,000,000.0											$ 30,000,000.0
Debt instrument, fee amount																$ 1,700,000
Revolving Credit Facility | GREC Warehouse Holdings I LLC | Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									2.28%		2.28%
Maximum borrowing capacity															$ 110,000,000.0
Total debt							$ 79,906,000		$ 79,906,000		$ 89,179,000	$ 102,334,000
Letter of Credit | GREC Warehouse Holdings I LLC | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity															$ 15,000,000.0
Secured Debt | Cider Solar Construction Owner LLC | Line of Credit
Debt Instrument [Line Items]
Repayments of debt		$ 80,200,000
Payment of principal		$ 81,000,000.0
Loss on debt extinguishment							$ 3,600,000		$ 3,600,000
Line of Credit | Trillium Manager LLC | Construction, Revolving and Term Loans
Debt Instrument [Line Items]
Maximum borrowing capacity														$ 5,000,000.0
Variable Rate, First Timeframe | Trillium Manager LLC | Construction, Revolving and Term Loans
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						1.98%
Variable Rate, First Timeframe | Revolving Credit Facility | GREC Warehouse Holdings I LLC | Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			2.03%
Variable Rate, Second Timeframe | Trillium Manager LLC | Construction, Revolving and Term Loans
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)									2.10%
Variable Rate, Second Timeframe | Revolving Credit Facility | GREC Warehouse Holdings I LLC | Line of Credit
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			2.28%
Variable Rate, Increase Per Annum | Trillium Manager LLC | Construction, Revolving and Term Loans
Debt Instrument [Line Items]
Increase to interest rate						0.13%